Related and Interested Parties (Schedule of Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Sales	$ 0	$ 0	$ 1
Cost of sales	0	1	1
Selling, transport and marketing expenses	0	9	6
Financing income, net	(2)	(2)	(1)
General and administrative expenses	$ 1	$ 1	$ 1